Offerings	Jun. 09, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,904,415
Proposed Maximum Offering Price per Unit | $ / shares	10.84
Maximum Aggregate Offering Price	$ 53,163,858.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,341.93
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Stock, as reported by the New York Stock Exchange on June 3, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	95,585
Proposed Maximum Offering Price per Unit | $ / shares	10.53
Maximum Aggregate Offering Price	$ 1,006,510.05
Amount of Registration Fee	$ 139.00
Offering Note	The Registrant previously paid $139.00 in filing fees in reliance on Rule 457(c) under the Securities Act in connection with the initial filing of this Registration Statement on April 16, 2026. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Stock, as reported by the New York Stock Exchange on April 14, 2026, in accordance with Rule 457(c) under the Securities Act.